Redeemable Convertible Preferred and Pre-IPO Class B Ordinary Shares (Tables)	12 Months Ended
Dec. 31, 2020
Temporary Equity Disclosure [Abstract]
Summary of Change Balance of Series A Preferred Shares and Pre-IPO Class B Ordinary Shares

The change in the balance of Series A Preferred Shares and Pre-IPO Class B Ordinary Shares included in mezzanine equity for the years presented is presented below:

	Series A Preferred Shares	Pre-IPO Class B Ordinary Shares held by the Founder(1)(2)	Pre-IPO Class B Ordinary Shares- owned by Xiaomi(1)	Total
	RMB	RMB	RMB	RMB
Balance as of January 1, 2018	151,045	51,376	205,507	407,928
Accretion of preferred shares	6,563	—	—	6,563
Foreign exchange	7,487	2,437	9,743	19,667
Conversion of Series A Preferred Shares and Pre- IPO Class B Ordinary Shares to ordinary shares upon the completion of the IPO on September 25, 2018	(165,095)	(53,813)	(215,250)	(434,158)
Balance as of December 31, 2018, 2019 and 2020	—	—	—	—

(1)

The carrying amount of Pre-IPO Class B Ordinary Shares is higher than the redemption value, which is based on the original investment amount in 2014. Therefore no accretion was recorded for the year ended December 31, 2018.

(2)

Out of the 67,636,364 Pre-IPO Class B Ordinary Shares held by the Founder, 50,727,273 Pre-IPO Class B ordinary shares held by the Founder pursuant to the restricted share arrangement is included in liability award.